Earnings (loss) per share (Details) - Schedule of weighted average number of ordinary shares - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Weighted Average Number of Ordinary Shares [Abstract]
Net income (loss) used in the calculation of earnings (loss) per share, basic and diluted	$ 211,334	$ (215,235)	$ (24,331)
Weighted average number of ordinary shares for the purposes of earnings (loss) per share, basic and diluted	46,767,930	15,048,576	12,152,006